FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS
FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS

12. FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS

The following tables present information about the Company's assets and liabilities that are measured at fair value on a recurring basis for the periods presented and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value.

In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities.

Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves.

Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

There were no transfers in or out of Level 1, Level 2 or Level 3 measurements for the periods presented (in thousands):

	JUNE 30, 2013	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Cash equivalents	$7,407	—	$7,407	$—
Marketable securities	10,516	—	10,516	—
Restricted cash equivalents and marketable securities	363	—	363	—

	$18,286	$—	$18,286	$—

Liability
Warrant liability	12,208	—	—	12,208

	$12,208	$—	$—	$12,208

	DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Cash equivalents	$15,580	$—	$15,580	$—
Marketable securities	18,580	$—	18,580	—
Restricted cash equivalents and marketable securities	374	—	374	—

	$34,534	$—	$34,534	$—

Liability
Warrant liability	—	—	—	—

	$—	$—	$—	$—

The following table presents a reconciliation of the warrant liability measured at fair value using significant unobservable inputs (Level 3) from January 1, 2013 to June 30, 2013 (in thousands):

	THREE MONTHS ENDED JUNE 30,		SIX MONTHS ENDED JUNE 30,
	2013	2012	2013	2012
Liabilities:
Balance at beginning of period:	$11,823	$—	$16,195	$—
Change in fair value of warrant liability included in other (expense)/income	385	—	(3,987)	—

Balance at end of period:	$12,208	$—	$12,208	$—

The fair value of the warrant liability was calculated utilizing the Black-Scholes option-pricing model, using the following assumptions:

	JANUARY 1, 2013		JUNE 30, 2013
	2011 Warrants	2012 Warrants	2011 Warrants	2012 Warrants
Risk-free interest rate	1.2%	1.4%	1.2%	1.4%
Volatility	107.5%	116.3%	126.4%	116.6%
Dividend Yield	0%	0%	0%	0%
Expected life in years	3.3	4.9	2.8	4.4

Other financial assets

The Company's other financial assets consist of interest receivable, other receivables and security deposits. The carrying amount of these financial assets is a reasonable approximation of their fair value due to the short-term nature of these financial assets.

Other financial liabilities

The Company's other financial liabilities include accounts payable and accrued liabilities. The carrying value of the accounts payable and accrued liabilities approximates their fair value due to the short-term nature of these financial liabilities.

19. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following tables present information about assets that are measured at fair value on a recurring basis for the periods presented and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value.

In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities.

Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves.

Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

There were no transfers in or out of Level 1 or Level 2 measurements for the periods presented as follows (in thousands):

	DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3
Cash equivalents	$15,580	$—	$15,580	$—
Marketable securities and term deposits	$18,580	$—	$18,580	$—
Restricted cash equivalents and marketable securities	$374	$—	$374	$—

	DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3
Cash equivalents	$8,595	$—	$8,595	$—
Marketable securities and term deposits	$18,563	$—	$18,563	$—
Restricted cash equivalents and marketable securities	$644	$—	$644	$—